Tax Payable - Schedule of Current Income Tax Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Income Tax Payable [Abstract]
Income tax	R$ 7,913	R$ 15,897
Social contribution	2,821	5,787
Current tax liabilities, current	R$ 10,734	R$ 21,684